SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Details)	12 Months Ended
Sep. 30, 2018
Equipment [Member] | Maximum [Member]
Useful lives	5 years
Equipment [Member] | Minimum [Member]
Useful lives	3 years
Lab Equipment [Member]
Useful lives	5 years
Leasehold Improvements [Member]
Useful lives	7 years
Office Furniture and Fixtures [Member]
Useful lives	3 years